COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11:-	COMMITMENTS AND CONTINGENCIES

a.	The Company's headquarters and research facilities are located in Israel.

Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:

December 31,

2012	$465
2013	69
2014	13

$547

Operating lease expenses for the Company were approximately $ 383, $ 397 and $ 552 in the years ended December 31, 2011, 2010 and 2009, respectively.

b.	The Company provided bank guarantees in the amount of $ 97 in favor of its offices' lessor in Israel.